[logo] Legg Mason Wood Walker, Incorporated
100 Light Street, P.O. Box 1476, Baltimore, MD  21203-1476
410 o 539 o 0000



                                 August 7, 2001




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Special Investment Trust, Inc.
                  1933 Act File No. 33-1271
                  1940 Act File No. 811-4451

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Statement of Additional Information with respect to the above-referenced fund does not differ from that filed in Post-Effective Amendment No. 25 that was filed electronically on July 2, 2001.

                                  Very truly yours,

                                  LEGG MASON SPECIAL INVESTMENT TRUST, INC.



                                  By: /s/ Marc R. Duffy
                                      -------------------------------------
                                      Marc R. Duffy
                                      Vice President and Secretary

MRD:kms